SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2020
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31,	At December 31,
	2019	2020
	$	$
Solar power systems in operation	70,449	182,232
Solar power systems under construction	4,830	6,565
Accumulated depreciation	(22,322)	(30,535)
Solar power systems, net	52,957	158,262